CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Summary of cash and cash equivalents	The company’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2026	December 31, 2025
Cash	$508	$376
Short-term deposits	209	261
Cash subject to restriction	39	45
	$756	$682